Financial instruments risk, Liquidity risk and Dissolution of Company risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk [Abstract]
Trade payables	$ 228,959	$ 262,159
Accounts payable and accrued expenses	525,108	499,529
Leasing liabilities	355,513	587,359
Financial debt	$ 182,729	$ 257,926
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	35.00%	24.00%
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Trade payables	$ 228,959	$ 0
Accounts payable and accrued expenses	0	0
Leasing liabilities	29,465	34,908
Financial debt	52,125	55,139
Total financial liabilities	310,549	90,047
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Trade payables	0	262,159
Accounts payable and accrued expenses	525,108	499,529
Leasing liabilities	28,780	25,670
Financial debt	76,960	84,050
Total financial liabilities	630,848	871,408
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	23,522	46,742
Leasing liabilities	193,811	130,238
Financial debt	48,227	113,288
Total financial liabilities	265,560	290,268
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	0	0
Leasing liabilities	103,457	396,543
Financial debt	5,417	5,449
Total financial liabilities	$ 108,874	$ 401,992